Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade and Other Payables
9 – Trade and Other Payables

In $000s	As at December 31, 2022	As at December 31, 2021

Accounts payable and accrued liabilities	$3,808	$2,234

Dividends payable	4,446	3,055

Withholding taxes payable	1,120	1,041

Other payables 1	9,667	1,017

Total trade and other payables	$19,041	$7,347

1	Includes an $8.3 million payable to Horizon Copper Corp. at December 31, 2022.